Intangible Assets - Additional Information (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($) target	Dec. 31, 2023 USD ($)
Disclosure of detailed information about intangible assets [line items]
Number of new targets to be in-licensed | target		4
Derecognition	$ 102,000
Commitments to acquire additional intangible assets		$ 0
Intangible assets are pledged as security		$ 0
Acquired R&D available for use
Disclosure of detailed information about intangible assets [line items]
Reclassification			$ 53,000
Acquired In-Process R&D
Disclosure of detailed information about intangible assets [line items]
Reclassification			$ (53,000)
Other Intangibles
Disclosure of detailed information about intangible assets [line items]
Amortisation, intangible assets other than goodwill	$ 102,000